Financial Statements of Parent Company Guarantor - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 261,341		$ 50,077		$ 46,056	$ 33,396
Accounts and notes receivable, net	1,274,580		569,204
Inventories	1,333,859		449,863
Other current assets	334,517		168,691
Total current assets	3,204,297		1,237,835
Property, plant and equipment, net	1,188,187		387,525		329,435
Other assets
Ending Balance	5,110,952		2,273,918		2,066,044
Intangibles, net	1,926,870		592,285
Other non-current assets	452,425		94,750
Total other assets	7,490,247		2,960,953
Total assets	11,882,731	[1]	4,586,313	[1]	3,973,533
Current liabilities
Current maturities of long-term debt and short-term borrowings	3,096
Accounts payable	567,028		294,858
Employee compensation and benefits	296,747		118,413
Other current liabilities	778,206		223,708
Total current liabilities	1,645,077		641,841
Other liabilities
Long-term debt	2,454,278		1,304,225
Pension and other post-retirement compensation and benefits	378,821		280,389
Deferred tax liabilities	421,898		188,957
Other non-current liabilities	495,107		123,509
Total liabilities	5,395,181		2,538,921
Equity
Shareholders' equity attributable to Pentair Ltd. and subsidiaries	6,371,053		1,933,329
Noncontrolling interest	116,497		114,063
Total equity	6,487,550		2,047,392		2,205,032	2,126,340
Total liabilities and equity	11,882,731		4,586,313
Pentair Ltd.
Current assets
Accounts and notes receivable, net	20,197
Other current assets	85,824
Total current assets	106,021
Other assets
Investments in subsidiaries	6,486,340
Other non-current assets	31,578
Total other assets	6,517,918
Total assets	6,623,939
Current liabilities
Accounts payable	54,263
Other current liabilities	180,979
Total current liabilities	235,242
Other liabilities
Other non-current liabilities	17,644
Total liabilities	252,886
Equity
Shareholders' equity attributable to Pentair Ltd. and subsidiaries	6,371,053
Total equity	6,371,053
Total liabilities and equity	6,623,939
Subsidiary Issuer
Current assets
Cash and cash equivalents	30
Accounts and notes receivable, net	1,458,341
Total current assets	1,458,371
Other assets
Investments in subsidiaries	7,464,578
Other non-current assets	6,861
Total other assets	7,471,439
Total assets	8,929,810
Current liabilities
Accounts payable	1,787
Other current liabilities	11,427
Total current liabilities	13,214
Other liabilities
Long-term debt	2,297,710
Total liabilities	2,310,924
Equity
Shareholders' equity attributable to Pentair Ltd. and subsidiaries	6,618,886
Total equity	6,618,886
Total liabilities and equity	8,929,810
Non-Guarantor Subsidiaries
Current assets
Cash and cash equivalents	261,311		50,077
Accounts and notes receivable, net	1,330,630
Inventories	1,333,859
Other current assets	333,092
Total current assets	3,258,892
Property, plant and equipment, net	1,188,187
Other assets
Ending Balance	5,110,952
Intangibles, net	1,926,870
Other non-current assets	413,986
Total other assets	7,451,808
Total assets	11,898,887
Current liabilities
Current maturities of long-term debt and short-term borrowings	3,096
Accounts payable	587,225
Employee compensation and benefits	296,747
Other current liabilities	670,199
Total current liabilities	1,557,267
Other liabilities
Long-term debt	1,614,909
Pension and other post-retirement compensation and benefits	378,821
Deferred tax liabilities	421,898
Other non-current liabilities	477,463
Total liabilities	4,450,358
Equity
Shareholders' equity attributable to Pentair Ltd. and subsidiaries	7,332,032
Noncontrolling interest	116,497
Total equity	7,448,529
Total liabilities and equity	11,898,887
Eliminations
Current assets
Accounts and notes receivable, net	(1,534,588)
Other current assets	(84,399)
Total current assets	(1,618,987)
Other assets
Investments in subsidiaries	(13,950,918)
Other non-current assets	0
Total other assets	(13,950,918)
Total assets	(15,569,905)
Current liabilities
Accounts payable	(76,247)
Other current liabilities	(84,399)
Total current liabilities	(160,646)
Other liabilities
Long-term debt	(1,458,341)
Other non-current liabilities	0
Total liabilities	(1,618,987)
Equity
Shareholders' equity attributable to Pentair Ltd. and subsidiaries	(13,950,918)
Total equity	(13,950,918)
Total liabilities and equity	$ (15,569,905)

[1]	All cash and cash equivalents are included in “Other.”